Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2018					$ 1,229,561
Ending balance, shares at Dec. 31, 2018
Distributions to Parent				589,333	589,333
Proceeds for prepaid stock issuance
Net loss				(306,153)	(306,153)
Stock-based compensation expense
Series A Preferred Stock dividend accretion
Ending balance, value at Dec. 31, 2019	$ 39,882	3,953,515		(895,486)	3,097,911
Ending balance, shares at Dec. 31, 2019	3,988,168
Distributions to Parent				(253,165)	(253,165)
Proceeds for prepaid stock issuance		550,000			550,000
Net loss				(235,591)	(235,591)
Stock-based compensation expense
Collection of stock subscription					130,532
Dividends on Series A Preferred Stock in common stock
Ending balance, value at Jun. 30, 2020	$ 39,882	4,503,515		(1,384,242)	3,159,155
Ending balance, shares at Jun. 30, 2020	3,988,168
Beginning balance, value at Dec. 31, 2019	$ 39,882	3,953,515		(895,486)	3,097,911
Beginning balance, shares at Dec. 31, 2019	3,988,168
Distributions to Parent				653,570	653,570
Proceeds for prepaid stock issuance		750,000			750,000
Net loss				(1,139,072)	(1,139,072)
Stock-based compensation expense		67,070			67,070
Series A Preferred Stock discount accretion		(3,507)			(3,507)
Series A Preferred Stock dividend accretion					13,321
Ending balance, value at Dec. 31, 2020	$ 80,519	3,968,386	(5,266)	(2,688,128)	1,355,511
Ending balance, shares at Dec. 31, 2020	8,051,942
Distributions to Parent
Proceeds for prepaid stock issuance
Net loss				(21,089,284)	(21,089,284)
Stock-based compensation expense		63,233			63,233
Collection of stock subscription			5,266		5,266
Series A Preferred Stock discount accretion		(326,530)			(326,530)
Series A Preferred Stock dividend accretion		(79,160)			(79,160)
Dividends on Series A Preferred Stock in common stock	197	42,470			$ 42,667
Dividends on Series A Preferred Stock in common stock, shares					19,659
Ending balance, value at Jun. 30, 2021	$ 80,716	$ 3,668,399		$ (23,777,412)	$ (20,028,297)
Ending balance, shares at Jun. 30, 2021	8,071,601